Exceptional items (Tables)	12 Months Ended
Jun. 30, 2024
Exceptional items
Schedule of exceptional items

	2024	2023	2022
	£’000	£’000	£’000
Costs related to strategic review and share sale agreement with Trawlers Limited	(34,574)	—	—
Compensation for loss of office	(12,334)	—	(23,827)
Football League pension scheme deficit (Note 29)	(870)	—	(865)
	(47,778)	—	(24,692)